Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable		$ 465,396	$ 42,879
Deferred Directors' fees			89,517
Total accounts payable and accrued expenses	$ 503,337	$ 465,396	$ 132,396